RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 61%, 59% and 57% of all inventory purchases made during 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, approximately $61,000 and $53,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2014, 2013 and 2012 included $38,195, $30,819 and $32,961, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm’s-length in the ordinary course of business.

Carrier Enterprise III entered into Transaction Service Agreements (“TSAs”) with UTC Canada, pursuant to which UTC Canada performed certain business processes on behalf of Carrier Enterprise III, including processes involving the use of certain information technologies, and UTC Canada entered into TSAs with Carrier Enterprise III, pursuant to which Carrier Enterprise III performed certain business processes on behalf of UTC Canada. The services provided pursuant to the TSAs terminated on December 31, 2012. The fees payable by Carrier Enterprise III to UTC Canada under one TSA were substantially offset by the fees payable to Carrier Enterprise III by UTC Canada under the other TSA.